INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Intangible assets	NOTE 9 – INTANGIBLE ASSETS

USDm	2025	2024	2023
GOODWILL
Cost:
Balance as of January 01	13.1	13.2	13.2
Exchange rate adjustments	0.1	(0.1)	—
Balance as of December 31	13.2	13.1	13.2

Impairment:
Balance as of January 01	11.4	11.4	11.4
Balance as of December 31	11.4	11.4	11.4
Carrying amount	1.8	1.7	1.8

USDm	2025	2024	2023
OTHER INTANGIBLE ASSETS
Cost:
Balance as of January 01	3.9	2.8	2.3
Exchange rate adjustments	0.3	—	—
Additions	2.6	1.1	0.5
Transfer from other items	5.0	—	—
Disposals	(0.1)	—	—
Balance as of December 31	11.7	3.9	2.8

Amortization:
Balance as of January 01	1.9	1.0	0.4
Amortization for the year	1.5	0.9	0.6
Transfer from other items	4.4	—	—
Disposals	(0.1)	—	—
Balance as of December 31	7.7	1.9	1.0
Carrying amount	4.0	2.0	1.8
The carrying amount of goodwill was allocated to the Marine Enginering cash-generating unit in 2022.
Accounting Policies
Goodwill
Goodwill is measured as the excess of the cost of the business combination over the fair value of the acquired assets, liabilities, and contingent liabilities and is recognized as an asset under intangible assets. For each business combination, TORM elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets.
Acquisition-related costs are expensed as incurred and included in administrative expenses. Goodwill is not amortized as it is considered to have an indefinite useful life, but the recoverable amount of goodwill is assessed annually. For impairment testing purposes, goodwill is on initial recognition allocated to the cash generating unit expected to benefit from the synergies of the combination. If the recoverable amount of the cash generating unit is less than the carrying amount of the unit, the impairment loss is first allocated to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro-rata on the basis of the carrying amount of each asset in the unit. An impairment loss for goodwill is not reversed in a subsequent period.
Other Intangible Assets
Other intangible assets consist of software and customer list acquired in connection with the Marine Exhaust Technology A/S acquisition. Other intangible assets are measured at cost less accumulated amortization and impairment losses. Other intangible assets are considered as having finite useful lives and are amortized on a straight-line basis over:
•Software: 3 years
•Customer list: 7 years